Quarterly Holdings Report
for
Fidelity® Real Estate High Income Fund
August 31, 2026
REHI-NPRT3-1026
1.805767.122
Asset-Backed Securities - 4.7%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% (c)(d)(e)(f)(g)	3,078,262	0
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 8.5203% (c)(d)(e)(f)(g)	8,325,470	1
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1
UNITED STATES - 4.7%
Blue Stream Issuer LLC Series 2024-1A Class C, 8.71% 11/20/2054 (f)	1,750,000	1,809,503
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (f)	3,057,000	3,157,053
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (f)	2,019,452	1,967,010
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (f)	841,049	755,220
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (f)	5,310,934	5,272,530
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (f)	1,186,386	1,096,627
LMDV Issuer Co LLC Series 2025-1A Class C, 7.88% 12/15/2055 (f)	1,515,000	1,524,195
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (f)	500,000	506,058
MetroNet Infrastructure Issuer LLC Series 2025-4A Class C, 7.112% 12/20/2055 (f)	1,140,000	1,129,324
MetroNet Infrastructure Issuer LLC Series 2026-1A Class C, 7.1% 4/20/2056 (f)	2,475,000	2,453,642
Retained Vantage Data Centers Issuer LLC / Vantage Data Centers CDA Ltd Series 2024-1A Class B, 5.775% 9/15/2049 (f)	1,345,000	1,306,128
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/2039 (c)(d)(f)	3,206,000	2,325,710
Switch ABS Issuer LLC Series 2024-1A Class B, 6.5% 3/25/2054 (f)	1,250,000	1,245,967
Switch ABS Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (f)	1,975,000	2,000,074
Towr Series 2026-1A Class B, 5.882% 4/25/2056 (f)	955,000	945,418
VB-S1 Issuer LLC Series 2022-1A Class F, 5.268% 2/15/2052 (f)	1,420,000	1,409,746
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (f)	1,800,000	1,812,889
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (f)	5,792,000	5,894,548
VB-S1 Issuer LLC Series 2026-1A Class F, 6.843% 3/15/2056 (f)	1,135,000	1,130,443
TOTAL UNITED STATES		37,742,085
TOTAL ASSET-BACKED SECURITIES (Cost $42,076,996)		37,742,086

Bank Loan Obligations - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Financials - 0.7%
Financial Services - 0.5%
Cyrusone Holdco LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7375% 7/8/2033 (b)(d)(e)	1,760,000	1,709,400
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 8.6421% 1/9/2027 (b)(c)(d)(e)	2,252,886	2,241,621
		3,951,021
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
TPG RE Finance Trust Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 5/16/2033 (b)(d)(e)	2,225,000	2,230,563
TOTAL UNITED STATES		6,181,584
TOTAL BANK LOAN OBLIGATIONS (Cost $6,218,762)		6,181,584

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Guaranteed REMIC Series 2002-W1 Class 3B3, 3.8013% 2/25/2042 (c)(d)(f)	15,868	6,666
Fannie Mae Guaranteed REMIC Series 2002-W6 Class 3B4, 5.0812% 1/25/2042 (c)(d)(f)	13,159	2,404
Fannie Mae Guaranteed REMIC Series 2003-W10 Class 2B4, 3.8465% 6/25/2043 (c)(d)(f)	53,253	17,507
Fannie Mae Guaranteed REMIC Series 2003-W10 Class 2B5, 3.8465% 6/25/2043 (d)(f)	3,197	715
TOTAL UNITED STATES		27,292
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,716)		27,292

Commercial Mortgage Securities - 85.0%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Prima Capital CRE Securitization Ltd/LLC Series 2019-RK1 Class BT, 4.45% 4/15/2038 (f)	2,475,000	2,361,877
UNITED STATES - 84.7%
Ares Commercial Mortgage Trust Series 2026-GCP Class D, CME Term SOFR 1 month Index + 2.35%, 5.9892% 2/15/2043 (d)(e)(f)	1,630,000	1,633,056
ARES Commercial Mortgage Trust Series 2026-RTL Class E, CME Term SOFR 1 month Index + 0%, 6.35% 8/15/2043 (d)(e)(f)	830,000	831,556
Ares Trust 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.1892% 4/15/2042 (d)(e)(f)	1,925,000	1,925,000
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 7.6782% 10/15/2034 (d)(e)(f)	2,155,000	2,166,777
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	2,735,393	2,694,253
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.7615% 7/15/2049 (d)	2,418,000	2,339,318
BANK Series 2017-BNK4 Class C, 4.372% 5/15/2050	1,395,000	1,231,588
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (c)(f)	2,308,000	1,524,110
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (c)(f)	2,625,000	1,258,140
BANK Series 2018-BN10 Class B, 4.078% 2/15/2061 (d)	1,035,000	973,113
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (d)	2,936,000	2,666,511
BANK Series 2019-BN22 Class D, 2.5% 11/15/2062 (f)	2,465,000	1,931,028
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (f)	921,000	709,775
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	717,000	628,096
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (f)	903,000	672,297
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (c)(d)(f)	3,921,000	2,447,592
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	903,000	755,596
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	1,895,000	1,690,682
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (d)	2,326,000	2,222,967
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (f)	1,664,000	1,195,173
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (f)	1,302,000	883,486
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (f)	2,614,000	1,777,898
BANK Series 2022-BNK44 Class AS, 5.923% 11/15/2055 (d)	1,225,000	1,228,604
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (d)	1,330,000	1,338,302
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	2,458,000	2,509,606
BANK Series 2023-BNK46 Class B, 6.7742% 8/15/2056 (d)	1,675,000	1,713,170
BANK Series 2025-BNK51 Class C, 5.946% 12/25/2067 (d)	2,280,000	2,184,920
Bank Series 2026-BNK52 Class C, 6.2944% 5/15/2069 (d)	1,385,000	1,355,203
BANK5 Series 2024-5YR12 Class C, 6.3016% 12/15/2057 (d)	1,516,000	1,521,000
BANK5 Series 2025-5YR19 Class C, 5.715% 12/15/2058	1,340,000	1,300,154
BANK5 Series 2025-5YR19 Class D, 4.5% 12/15/2058 (d)(f)	2,480,000	2,074,419
BANK5 Series 2026-5YR21 Class C, 6.1597% 4/15/2059 (d)	680,000	660,183
BANK5 Series 2026-5YR23 Class C, 6.054% 7/15/2059	905,000	889,801
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	853,000	739,702
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5802% 4/15/2053 (d)	1,185,000	1,006,566
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (f)	3,013,000	2,074,639
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (d)	3,302,000	2,921,554
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	3,015,000	2,733,188
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	4,573,000	4,380,841
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055 (d)	1,491,000	1,381,518
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (f)	1,200,000	876,595
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	3,150,000	3,194,254
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.1698% 12/15/2055 (d)	1,890,000	1,866,742
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	2,015,000	2,017,109
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	1,690,000	1,711,323
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2964% 9/15/2056 (d)	1,196,000	1,238,443
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.2964% 9/15/2056 (d)	1,789,000	1,722,351
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.1302% 11/15/2056 (d)	1,778,000	1,721,173
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	681,000	668,048
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	475,000	460,293
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	2,533,000	2,425,360
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	1,063,000	1,045,401
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.6266% 3/15/2058 (d)(f)	1,575,000	1,486,210
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (d)	2,732,000	2,676,255
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (f)	790,000	624,313
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.1141% 7/15/2058 (d)	1,630,000	1,580,177
BBCMS Mortgage Trust Series 2025-C39 Class C, 5.9062% 12/15/2058 (d)	560,000	540,327
BBCMS Mortgage Trust Series 2026-5C41 Class D, 4.5% 5/15/2069 (f)	355,000	303,332
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (d)(f)	833,000	678,331
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	1,186,000	1,021,471
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.2943% 12/15/2062 (c)(d)(f)	1,680,000	8,400
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.2943% 12/15/2062 (c)(d)(f)	1,132,000	2,830
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (c)(f)	1,500,000	897,750
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	662,000	575,050
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (f)	1,638,000	1,144,312
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (d)(f)	1,784,000	1,737,169
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (d)(f)	1,955,000	1,894,926
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (d)(f)	3,049,000	2,943,576
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 2.9942% 4/15/2054 (c)(d)(f)	1,113,000	541,645
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	2,055,000	1,794,440
Benchmark Mortgage Trust Series 2022-B33 Class A5, 3.4582% 3/15/2055	2,477,000	2,246,917
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (c)(f)	3,003,000	1,717,742
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	1,190,000	1,142,946
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (f)	1,872,000	1,308,830
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.9367% 11/15/2055 (d)	980,000	938,828
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.9367% 11/15/2055 (d)	2,090,000	1,941,944
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.451% 4/15/2056 (d)	1,351,000	1,338,921
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	2,714,000	2,775,262
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.5721% 7/15/2056 (d)	1,859,000	1,806,170
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068	825,000	800,756
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.2787% 11/15/2041 (d)(e)(f)	4,839,000	4,851,098
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 7.3281% 7/15/2039 (d)(e)(f)	2,604,862	2,608,076
BMO Mortgage Trust Series 2022-C1 Class 360D, 3.9387% 2/17/2055 (d)(f)	1,638,000	1,300,139
BMO Mortgage Trust Series 2022-C1 Class 360E, 3.9387% 2/17/2055 (d)(f)	1,970,000	1,495,908
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	3,142,000	2,853,965
BMO Mortgage Trust Series 2023-C4 Class B, 5.3948% 2/15/2056 (d)	1,186,000	1,151,173
BMO Mortgage Trust Series 2023-C4 Class C, 5.8619% 2/15/2056 (d)	2,468,000	2,379,802
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	1,463,000	1,482,528
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (d)	1,039,000	987,641
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (d)	297,000	297,624
BMO Mortgage Trust Series 2025-C13 Class C, 6.1337% 10/15/2058 (d)	2,113,000	1,975,999
BMO Mortgage Trust Series 2026-C14 Class C, 5.9255% 2/15/2059	1,020,000	960,232
BMO Mortgage Trust Series 2026-C15 Class C, 6.362% 8/15/2059 (d)	795,000	790,090
BMP Commercial Mortgage Trust Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.0283% 6/15/2041 (d)(e)(f)	555,000	553,516
BOS Trust Series 2026-LYRK Class D, 6.3937% 5/11/2041 (d)(f)	980,000	955,651
BOS Trust Series 2026-LYRK Class E, 7.7789% 5/11/2041 (d)(f)	360,000	356,059
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (d)(f)	1,967,000	1,983,983
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.001% 11/5/2039 (d)(f)	2,536,000	2,596,704
BPR Commercial Mortgage Trust Series 2025-STAR Class C, 5.8653% 11/5/2042 (d)(f)	2,430,000	2,355,528
BPR Trust Series 2023-BRK2 Class C, 8.335% 10/5/2038 (d)(f)	1,845,000	1,889,893
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (d)(f)	766,000	732,736
BRES Commercial Mortgage Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.28% 11/15/2042 (d)(e)(f)	2,667,000	2,644,829
BRES Commercial Mortgage Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 8.8277% 11/15/2042 (d)(e)(f)	3,017,000	2,992,548
Bridge Commercial Mortgage Trust Series 2026-MF Class E, 6.4892% 6/15/2039 (d)(f)	1,665,000	1,674,366
BWAY Mortgage Trust Series 2025-1535 Class B, 7.4615% 5/5/2042 (d)(f)	1,775,000	1,817,318
BX 2019 Trust Series 2019-OC11 Class E, 3.944% 12/9/2041 (d)(f)	14,678,000	13,271,049
BX 2024 Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5286% 6/15/2041 (d)(e)(f)	3,164,431	3,116,965
BX 2024 Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.5771% 6/15/2041 (d)(e)(f)	6,332,700	6,236,999
BX 2025-DIME Trust Series 2025-DIME Class F, CME Term SOFR 1 month Index + 3.7%, 7.3392% 2/15/2035 (d)(e)(f)	4,455,000	4,442,701
BX 2025-ROIC Trust Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.5805% 3/15/2030 (d)(e)(f)	5,930,249	5,937,662
BX 2025-VLT6 Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 6.8299% 3/15/2042 (d)(e)(f)	2,541,000	2,506,061
BX 2025-VLT6 Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.5789% 3/15/2042 (d)(e)(f)	3,413,000	3,348,351
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class D, 3.5488% 3/11/2044 (d)(f)	9,422,000	8,692,539
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class E, 3.5488% 3/11/2044 (d)(f)	9,936,000	8,963,475
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3294% 4/15/2040 (d)(e)(f)	6,206,429	6,206,429
BX Commercial Mortgage Trust Series 2024-AIRC Class D, CME Term SOFR 1 month Index + 3.0892%, 6.7284% 8/15/2041 (d)(e)(f)	2,405,056	2,418,585
BX Commercial Mortgage Trust Series 2024-AIRC Class E, CME Term SOFR 1 month Index + 3.8381%, 7.4773% 8/15/2041 (d)(e)(f)	4,679,098	4,681,963
BX Commercial Mortgage Trust Series 2024-GPA2 Class D, CME Term SOFR 1 month Index + 2.5909%, 6.2301% 11/15/2041 (d)(e)(f)	404,474	405,864
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.1787% 11/15/2041 (d)(e)(f)	1,827,442	1,832,364
BX Commercial Mortgage Trust Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 7.3275% 5/15/2041 (d)(e)(f)	2,205,000	2,203,359
BX Commercial Mortgage Trust Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (d)(f)	2,016,000	1,942,035
BX Commercial Mortgage Trust Series 2024-VLT5 Class E, 7.8715% 11/13/2046 (d)(f)	7,158,000	7,030,550
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.2276% 3/15/2034 (d)(e)(f)	1,402,250	1,375,900
BX Commercial Mortgage Trust Series 2024-XL5 Class D, CME Term SOFR 1 month Index + 2.6898%, 6.329% 3/15/2041 (d)(e)(f)	2,082,500	2,095,515
BX Commercial Mortgage Trust Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.3276% 3/15/2041 (d)(e)(f)	3,726,800	3,728,709
BX Commercial Mortgage Trust Series 2026-AHP Class D, CME Term SOFR 1 month Index + 2.65%, 6.2892% 6/15/2043 (d)(e)(f)	1,960,000	1,963,675
BX Commercial Mortgage Trust Series 2026-VLT10 Class D, 7.0959% 7/13/2058 (d)(f)	1,300,000	1,236,987
BX Commercial Mortgage Trust Series 2026-VLT10 Class E, 7.5709% 7/13/2058 (d)(f)	1,742,000	1,679,228
BX Commercial Mortgage Trust Series 2026-XL6 Class D, CME Term SOFR 1 month Index + 2.1%, 5.7392% 3/15/2043 (c)(d)(e)(f)	2,197,930	2,208,920
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.6392% 3/15/2043 (d)(e)(f)	1,498,589	1,508,882
BX Series 2026-ORBT Class D, CME Term SOFR 1 month Index + 2.1%, 5.7392% 7/15/2043 (d)(e)(f)	1,990,000	1,994,975
BX Series 2026-ORBT Class E, CME Term SOFR 1 month Index + 3%, 6.6392% 7/15/2043 (d)(e)(f)	6,650,000	6,662,352
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.0485% 11/15/2038 (d)(e)(f)	2,151,983	2,147,988
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 6.9382% 1/15/2039 (d)(e)(f)	2,240,000	2,237,152
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.3278% 4/15/2041 (d)(e)(f)	3,122,700	3,152,794
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.5794% 11/15/2041 (d)(e)(f)	763,000	765,384
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.5779% 11/15/2041 (d)(e)(f)	3,661,700	3,656,714
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 6.7788% 2/15/2039 (d)(e)(f)	408,100	410,396
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 7.8273% 2/15/2039 (d)(e)(f)	1,400,000	1,399,732
BX Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.5892% 6/15/2040 (d)(e)(f)	561,904	562,564
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.24% 10/15/2042 (d)(e)(f)	4,375,000	4,373,385
BX Trust Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 6.9392% 6/15/2035 (d)(e)(f)	1,959,000	1,946,943
BX Trust Series 2025-VOLT Class D, CME Term SOFR 1 month Index + 2.75%, 6.3892% 12/15/2044 (d)(e)(f)	1,155,000	1,151,935
BX Trust Series 2026-ALOHA Class D, CME Term SOFR 1 month Index + 2.15%, 5.7892% 4/15/2043 (d)(e)(f)	1,485,000	1,485,000
BX Trust Series 2026-CART Class D, CME Term SOFR 1 month Index + 1.9%, 5.5392% 2/15/2036 (d)(e)(f)	1,740,000	1,735,661
BX Trust Series 2026-CART Class E, CME Term SOFR 1 month Index + 3.1%, 6.7392% 2/15/2036 (d)(e)(f)	1,425,000	1,425,000
BX Trust Series 2026-CIP Class E, CME Term SOFR 1 month Index + 3.1%, 6.7392% 5/15/2038 (d)(e)(f)	1,549,504	1,560,642
BX Trust Series 2026-LBTY Class E, CME Term SOFR 1 month Index + 2.65%, 6.3% 8/15/2048 (d)(e)(f)	3,242,000	3,243,981
BX Trust Series 2026-LP3 Class D, CME Term SOFR 1 month Index + 2.35%, 5.9892% 4/15/2043 (c)(d)(e)(f)	3,888,147	3,914,878
BX Trust Series 2026-LP3 Class E, CME Term SOFR 1 month Index + 3.2%, 6.8392% 4/15/2043 (c)(d)(e)(f)	6,255,706	6,302,624
BX Trust Series 2026-LP3 Class F, CME Term SOFR 1 month Index + 3.9%, 7.5392% 4/15/2043 (d)(e)(f)	891,550	893,777
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (d)(f)	709,000	554,682
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (f)	2,823,125	91,514
CEDR Commercial Mortgage Trust Series 2022-SNAI Class E, CME Term SOFR 1 month Index + 3.0193%, 6.6585% 2/15/2039 (d)(e)(f)	1,360,000	1,335,775
CIP Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.3892% 10/15/2037 (d)(e)(f)	4,067,463	4,073,933
Citigroup Commercial Mortgage Trust Series 2016-P4 Class C, 4.0352% 7/10/2049 (d)	2,305,000	2,161,858
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.4222% 11/10/2042 (d)(f)	636,000	572,340
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (d)(f)	3,345,000	2,915,091
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (f)	3,129,000	2,169,959
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.5717% 7/10/2028 (d)(f)	1,383,000	1,389,090
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 6/12/2040 (d)(f)	2,611,000	2,582,642
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class E, 6.0475% 6/12/2040 (d)(f)	5,870,000	5,744,778
COMM Mortgage Trust Series 2012-CR1 Class D, 5.1034% 5/15/2045 (d)(f)	1,744,516	1,640,587
COMM Mortgage Trust Series 2014-CR17 Class E, 4.8438% 5/10/2047 (d)(f)	589,000	454,847
COMM Mortgage Trust Series 2014-UBS5 Class C, 4.7217% 9/10/2047 (d)	1,040,000	967,304
COMM Mortgage Trust Series 2015-CR22 Class C, 3.5863% 3/10/2048 (d)	2,687,000	2,457,799
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (d)	3,527,000	3,366,486
COMM Mortgage Trust Series 2015-DC1 Class C, 4.2787% 2/10/2048 (d)	3,928,000	3,446,781
COMM Mortgage Trust Series 2015-LC19 Class C, 4.4215% 2/10/2048 (d)	1,748,080	1,649,099
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (d)	1,920,000	1,770,436
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (f)	356,070	266,946
COMM Mortgage Trust Series 2017-COR2 Class C, 4.7394% 9/10/2050 (d)	1,192,000	1,137,865
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (f)	1,146,000	1,045,554
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 8.9913% 9/15/2033 (d)(e)(f)	1,487,000	54,102
COMM Mortgage Trust Series 2025-180W Class E, 7.3635% 8/10/2042 (d)(f)	2,617,000	2,625,251
COMM Mortgage Trust Series 2025-180W Class F, 7.3635% 8/10/2042 (d)(f)	1,765,000	1,721,538
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.8776% 11/10/2049 (d)(f)	800,024	160,021
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5277% 8/15/2041 (d)(e)(f)	4,245,000	4,232,190
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (d)(f)	2,205,000	1,870,500
CPT Mortgage Trust Series 2019-CPT Class F, 2.9968% 11/13/2039 (d)(f)	2,772,000	2,230,465
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.0706% 6/15/2034 (e)(f)	2,561,600	1,491,317
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2503% 6/15/2050 (d)	3,060,000	2,777,338
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (d)(f)	6,276,000	5,596,584
CSTL Commercial Mortgage Trust Series 2025-GATE2 Class E, 6.3548% 11/10/2042 (d)(f)	3,516,000	3,443,410
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class E, 6.3428% 2/10/2043 (d)(f)	2,365,000	2,311,985
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class F, 7.4518% 2/10/2043 (d)(f)	910,000	891,193
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6214% 10/15/2051 (d)	777,000	705,533
DBGS Mortgage Trust Series 2019-1735 Class F, 4.1946% 4/10/2037 (c)(d)(f)	1,000,000	716,498
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/2045 (d)(f)	1,029,000	858,057
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 7.6392% 3/15/2034 (d)(e)(f)	2,463,000	2,469,368
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.7308% 1/15/2041 (d)(f)	4,760,000	4,712,092
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.7759% 1/15/2041 (d)(f)	769,000	735,019
ELP Series 2025-ELP Class D, 5.6124% 11/13/2042 (d)(f)	1,020,000	999,698
ELP Series 2025-ELP Class E, 6.45% 11/13/2042 (d)(f)	5,528,000	5,459,036
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (d)(f)	1,817,000	1,818,644
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (d)(f)	1,535,000	1,538,355
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (d)(f)	327,000	327,695
EQT Trust Series 2026-IND1 Class E, CME Term SOFR 1 month Index + 2.7%, 6.35% 7/15/2041 (d)(e)(f)	2,110,000	2,119,231
Estn Series 2026-TOWN Class B, 5.7377% 5/12/2046 (d)(f)	1,615,000	1,593,712
Estn Series 2026-TOWN Class D, 6.4702% 5/12/2046 (d)(f)	175,000	175,945
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 6.9892% 10/15/2042 (d)(e)(f)	1,911,487	1,930,602
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 7.7392% 10/15/2042 (d)(e)(f)	1,911,487	1,930,601
Extended Stay America Trust Series 2026-ESH2 Class F, 7.3892% 2/15/2043 (d)(f)	2,763,915	2,788,099
Fontainebleau Miami Beach Beach Mortgage Trust Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.2892% 12/15/2039 (d)(e)(f)	3,198,000	3,236,118
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.2517% 8/10/2044 (d)(f)	1,929,752	1,612,035
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.2517% 8/10/2044 (d)(f)	2,432,000	772,229
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (c)(f)	4,308,000	12,924
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (d)	2,499,000	1,379,830
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (f)	1,667,000	1,428,875
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (f)	2,830,000	2,244,336
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.7085% 9/10/2052 (d)	3,833,000	3,161,956
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (f)	2,307,000	1,700,990
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (d)(f)	1,764,000	1,428,442
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.45% 5/12/2053 (d)(f)	756,000	586,850
GSAT Trust Series 2025-BMF Class E, CME Term SOFR 1 month Index + 3.3%, 6.9392% 7/15/2040 (d)(e)(f)	955,000	952,379
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 7.7892% 7/15/2040 (d)(e)(f)	5,040,000	5,006,100
GSMS Series 2026-DAWN Class B, 6.5732% 4/10/2043 (d)(f)	755,871	747,492
GSMS Series 2026-DAWN Class C, 7.0856% 4/10/2043 (d)(f)	561,930	555,799
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (d)(f)	5,078,000	5,066,035
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (d)(f)	6,517,000	6,482,283
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (f)	201,216	194,901
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 7.489% 3/15/2042 (d)(e)(f)	1,607,000	1,598,194
IP Mortgage Trust Series 2025-IP Class F, 7.7123% 6/10/2042 (d)(f)	3,804,000	3,851,490
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2025-BHR5 Class C, CME Term SOFR 1 month Index + 2.542%, 6.182% 3/15/2040 (d)(e)(f)	1,104,000	1,108,830
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2025-BHR5 Class D, CME Term SOFR 1 month Index + 3.041%, 6.681% 3/15/2040 (d)(e)(f)	2,303,200	2,319,035
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6896% 6/15/2045 (d)(f)	2,103,444	2,042,970
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (f)	3,743,000	3,162,742
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (c)(f)	3,129,000	375,480
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.9314% 6/10/2027 (c)(d)(f)	3,213,000	24,065
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (c)(d)(f)	4,232,000	8,422
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (c)(d)(f)	2,150,000	215,000
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (f)	1,696,000	1,590,281
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class C, 3.749% 6/5/2039 (d)(f)	1,015,000	929,545
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.7828% 6/5/2039 (d)(f)	984,000	897,370
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.7828% 6/5/2039 (d)(f)	3,019,000	2,691,486
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (f)	2,771,000	928,313
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (c)(f)	2,388,000	537,324
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.6882% 1/16/2037 (d)(f)	942,000	93,267
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (d)(f)	3,234,000	3,182,771
JPMBB Commercial Mortgage Securities Trust Series 2014-C21 Class D, 4.4769% 8/15/2047 (d)(f)	1,176,624	1,144,938
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.4959% 1/15/2048 (d)(f)	3,250,000	2,908,750
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.7141% 11/15/2048 (d)	1,500,000	135,000
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class C, 3.4882% 12/15/2049 (d)	685,000	609,172
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4882% 12/15/2049 (d)(f)	2,418,000	1,442,147
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (f)	1,354,000	687,463
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (f)	1,535,000	815,842
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.6392% 3/15/2042 (d)(e)(f)	2,361,166	2,366,498
LBA Trust Series 2026-LBA6 Class D, CME Term SOFR 1 month Index + 2%, 5.6392% 7/15/2043 (d)(e)(f)	2,976,000	2,976,000
LBA Trust Series 2026-LBA6 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5392% 7/15/2043 (d)(e)(f)	1,160,000	1,161,446
LBA Trust Series 2026-LBA6 Class F, CME Term SOFR 1 month Index + 3.95%, 7.6% 7/15/2043 (d)(e)(f)	1,000,000	999,990
LV Trust Series 2024-SHOW Class C, 6.0739% 10/10/2041 (d)(f)	1,629,000	1,609,439
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/2040 (d)(f)	1,976,000	1,565,033
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 6.8984% 1/15/2039 (d)(e)(f)	4,082,400	4,081,124
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.5967% 1/15/2027 (d)(e)(f)	1,881,600	1,883,671
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.1392% 9/15/2040 (d)(e)(f)	3,195,000	3,203,653
MHP Series 2025-MHIL2 Class F, CME Term SOFR 1 month Index + 4.25%, 7.8892% 9/15/2040 (d)(e)(f)	5,865,000	5,876,105
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (f)	1,012,000	1,013,379
MLTI Trust Series 2026-MLTI Class D10, CME Term SOFR 1 month Index + 2.15%, 5.7892% 6/15/2039 (d)(e)(f)	4,050,000	4,056,410
MLTI Trust Series 2026-MLTI Class E10, CME Term SOFR 1 month Index + 3%, 6.6392% 6/15/2039 (d)(e)(f)	1,755,000	1,754,986
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	1,014,000	995,084
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3446% 11/15/2045 (d)(f)	1,575,000	204,734
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.7874% 5/15/2046 (d)(f)	1,740,000	1,600,653
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class C, 4.558% 5/15/2050	810,000	758,201
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (c)(f)	2,932,000	2,641,879
Morgan Stanley Bank of America Merrill Lynch Trust Series 2026-C36 Class C, 6.283% 8/15/2059 (d)	935,000	931,182
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (d)(f)	1,243,076	1,230,832
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.9054% 7/15/2049 (d)(f)	253,138	251,991
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.9054% 7/15/2049 (c)(d)(f)	984,000	969,702
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9054% 7/15/2049 (c)(d)(f)	3,536,800	3,450,039
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.0272% 5/15/2048 (d)	229,470	222,576
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.0272% 5/15/2048 (d)	1,973,000	1,835,009
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.0272% 5/15/2048 (d)(f)	736,000	588,844
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 3.8734% 11/15/2049 (d)	2,375,000	2,133,645
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	1,000,000	983,727
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	2,733,000	2,607,392
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (f)	5,262,000	4,359,120
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	5,150,000	4,777,162
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.4276% 4/5/2042 (d)(f)	1,043,000	841,424
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (f)	2,232,526	2,304,661
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (d)(f)	1,786,000	1,702,722
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.4532% 9/24/2057 (d)(f)	1,928,000	1,810,856
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (d)(f)	1,014,000	839,533
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	1,899,000	1,941,748
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8689% 12/15/2056 (d)	1,070,000	1,119,527
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0109% 12/15/2056 (d)	4,229,000	4,378,488
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (f)	351,000	275,675
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.1346% 5/15/2039 (d)(f)	2,293,000	2,127,837
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.1346% 5/15/2039 (d)(f)	3,014,000	2,715,350
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (d)(f)	2,115,000	2,108,848
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (d)(f)	7,586,000	7,455,754
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.2628% 1/10/2036 (d)(f)	4,025,000	3,905,471
PCY Series 2026-FCMT Class E, 7.4155% 4/5/2041 (d)(f)	3,010,000	3,018,896
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.1045% 7/15/2038 (c)(d)(e)(f)	2,225,000	458,377
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 9.7545% 7/15/2038 (c)(d)(e)(f)	631,000	35,344
Plym Commercial Mortgage Trust Series 2026-IND Class D, CME Term SOFR 1 month Index + 2.15%, 5.7892% 3/15/2043 (d)(e)(f)	1,618,604	1,622,144
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (f)	1,750,000	1,702,069
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (f)	6,369,000	5,625,208
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (d)(f)	1,412,000	1,404,703
PRM Trust Series 2025-PRM6 Class F, 7.0585% 7/5/2033 (d)(f)	4,271,000	4,234,265
PRM5 Trust Series 2025-PRM5 Class D, 5.812% 3/10/2033 (d)(f)	1,195,000	1,187,409
PRM5 Trust Series 2025-PRM5 Class E, 6.8678% 3/10/2033 (d)(f)	6,560,000	6,512,829
PRM5 Trust Series 2025-PRM5 Class F, 8.7671% 3/10/2033 (d)(f)	4,330,000	4,373,122
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (f)	618,727	623,844
Rocket Mortgage Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (f)	4,917,000	5,092,620
SCG Commercial Mortgage Trust Series 2026-MFP2 Class E, CME Term SOFR 1 month Index + 2.6%, 6.3% 8/15/2041 (d)(e)(f)	735,000	733,929
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class E, 3.4771% 9/15/2039 (d)(f)	1,705,000	1,283,857
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (d)(f)	3,855,000	3,529,413
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.0892% 10/15/2041 (d)(e)(f)	1,216,000	1,217,520
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 6.34% 1/15/2039 (c)(d)(e)(f)	3,860,000	3,852,763
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 6.99% 1/15/2039 (d)(e)(f)	1,535,000	1,530,859
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.305% 11/15/2036 (d)(e)(f)	4,149,000	4,145,271
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.954% 11/15/2036 (d)(e)(f)	1,134,000	1,132,980
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.8781% 2/15/2042 (d)(e)(f)	5,632,000	5,595,914
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (d)(f)	1,432,646	1,361,014
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (c)(d)(f)	2,484,000	732,391
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.6809% 2/15/2051 (d)	756,000	699,229
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 7.6545% 7/15/2039 (d)(e)(f)	3,009,000	2,613,302
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 8.7545% 7/15/2039 (d)(e)(f)	693,000	574,147
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 5.8383% 7/13/2044 (d)(f)	1,105,000	1,074,761
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.2261% 7/13/2044 (d)(f)	1,520,000	1,476,241
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.6756% 7/13/2044 (d)(f)	1,080,000	1,083,807
VISTA Commercial Motgage Trust Series 2026-MF19 Class E, CME Term SOFR 1 month Index + 3%, 6.65% 9/15/2043 (d)(e)(f)	4,520,000	4,525,645
VTR Commercial Mortgage Trust Series 2025-STEM Class C, 6.0567% 10/13/2039 (d)(f)	710,000	690,884
VTR Commercial Mortgage Trust Series 2025-STEM Class D, 6.7089% 10/13/2039 (d)(f)	2,045,000	1,982,358
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class C, 3.071% 8/15/2049	520,000	364,000
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.5431% 11/15/2049 (d)	1,262,000	1,226,756
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (f)	1,864,000	1,501,184
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class B, 4.546% 3/15/2052	450,000	431,104
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (f)	2,108,000	1,681,598
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (f)	761,000	572,119
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.5743% 7/15/2035 (d)(f)	2,867,000	2,870,068
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3324% 11/15/2057 (d)	757,000	751,295
Wells Fargo Commercial Mortgage Trust Series 2025-5C7 Class C, 5.798% 12/15/2058	710,000	682,745
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class C, 6.014% 10/15/2058 (d)	2,255,000	2,130,575
Wells Fargo Commercial Mortgage Trust Series 2026-C66 Class C, 6.2509% 4/15/2059 (d)	565,000	549,193
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 5.8545% 3/15/2044 (d)(f)	1,284,756	456,076
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 4.9845% 6/15/2044 (d)(f)	935,086	919,245
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 4.9845% 6/15/2044 (d)(f)	1,274,000	1,217,639
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2152% 3/15/2045 (d)(f)	4,999,000	3,549,190
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 4.0883% 5/15/2045 (d)(f)	1,076,531	1,015,944
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	2,074,000	1,934,910
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (d)(f)	1,742,000	1,753,619
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/2036 (d)(f)	1,695,000	8,509
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (c)(d)(f)	1,638,000	736,330
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (d)(f)	4,354,000	738,134
TOTAL UNITED STATES		684,717,018
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $728,151,099)		687,078,895

Non-Convertible Corporate Bonds - 2.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
HUT 8 DC LLC 6.192% 11/15/2042 (f)	5,000	4,856
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (f)	1,105,000	1,053,482
Sopaipilla Investor LLC 7.534% 11/30/2048 (f)	1,430,000	1,464,895
TOTAL COMMUNICATION SERVICES		2,523,233
Real Estate - 2.4%
Diversified REITs - 0.4%
Safehold GL Holdings LLC 6.1% 4/1/2034	2,792,000	2,867,107
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (f)	955,000	968,326
Real Estate Management & Development - 0.9%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	1,625,000	1,551,703
Essex Portfolio LP 5.5% 4/1/2034	1,401,000	1,396,414
Kennedy-Wilson Inc 7% 6/1/2031 (f)	1,640,000	1,678,128
Kennedy-Wilson Inc 7.25% 6/1/2033 (f)	2,100,000	2,138,586
		6,764,831
Residential REITs - 0.7%
American Homes 4 Rent LP 5.5% 2/1/2034	3,646,000	3,615,971
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	2,455,000	2,449,075
		6,065,046
Retail REITs - 0.3%
NNN REIT Inc 5.6% 10/15/2033	2,485,000	2,506,702
TOTAL REAL ESTATE		19,172,012
TOTAL UNITED STATES		21,695,245
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $21,406,575)		21,695,245

Money Market Funds - 7.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $58,500,794)	3.69	58,491,278	58,502,976

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $856,370,942)	811,228,078
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(2,542,820)
NET ASSETS - 100.0%	808,685,258

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Level 3 security.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $579,781,090 or 71.7% of net assets.

(g)	Non-income producing - Security is in default.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	26,078,267	236,542,651	204,118,417	927,549	(1,707)	2,182	58,502,976	58,491,278
	26,078,267	236,542,651	204,118,417	927,549	(1,707)	2,182	58,502,976

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit and Liquidity Risk
The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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